Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Preferred stock, outstanding shares	0		0	0
Common stock, outstanding shares	7,894,111		7,894,111	7,894,111
Accounts payable, related parties	$ 36,135	$ 88,002	$ 13,672	$ 76,512
Debt forgiveness		88,002	88,002
Cash advances from related party	$ 22,463	$ 11,490	$ 25,162	$ 13,695
Eg I, LLC [Member] | Class B [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares			727,619
Eg I, LLC [Member] | Class A [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares			3,056,000
Chief Financial Officer [Member] | Sixty Five Roses Ranch, Inc. [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Chief Financial Officer [Member] | Eg I, LLC [Member] | Class A [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares			495,772
Chief Financial Officer [Member] | Evolutionary Genomics, Inc. [Member] | Series B-2 Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, outstanding shares			782,539
Equity Method Investment, Ownership Percentage			64.20%
Chief Financial Officer [Member] | Evolutionary Genomics, Inc. [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares			1,104,596
Equity Method Investment, Ownership Percentage			28.70%
Sixty Five Roses Ranch, Inc. [Member] | Eg I, LLC [Member] | Class B [Member]
Related Party Transaction [Line Items]
Common stock, outstanding shares			169,778